BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of consolidated balances with the related parties

		Balance Sheet - Assets
		12/31/18			12/31/17
		Cash and cash			Cash and cash
Companies	Type of transaction	equivalents	Accounts receivable, net	Other assets	equivalents	Accounts receivable, net	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l) / y)	—	—	10,083	—	531	46
Telefónica LatinoAmerica Holding	l)	—	—	60,387	—	—	135,486
Telefónica	l) / z)	—	9,300	29,757	—	492	158
		—	9,300	100,227	—	1,023	135,690
Other Group companies
Colombia Telecomunicaciones ESP	k) / l)	—	1,334	520	—	1,210	4,505
Media Networks Brasil Soluções Digitais	a) / d) /f) / l) / p)	—	903	4,051	—	1,017	2,106
T.O2 Germany GMBH CO. OHG	k)	—	20,877	—	—	22,315	—
Telefónica Venezolana	k)	—	5,926	2,196	—	6,067	—
Telefônica Digital España	g) / l)	—	197	294	—	1,929	—
Telefônica Factoring do Brasil	a) / d) / l) / s)	—	6,360	133	—	12,337	93
Telefónica Global Technology	l)	—	—	—	—	—	13,600
Telefônica Inteligência e Segurança Brasil	a) / d) / l)	—	800	986	—	271	1,013
Telefónica International Wholesale Services Espanha	j) / k)	—	46,537	—	—	69,087	—
Telefônica Serviços de Ensino	a) / p)	—	286	—	—	175	—
Telefónica Moviles Argentina	k)	—	5,074	—	—	7,194	—
Telefónica Moviles Del Espanha	k)	—	7,576	—	—	8,918	—
Telefónica USA (1)	j)	—	9,005	—	—	7,157	—
Telfisa Global BV	q)	46,755	—	—	9,523	—	—
Telxius Cable Brasil	a) / d) / l) / p)	—	11,628	5,295	—	28,981	819
Telxius Torres Brasil	d) / p) / x)	—	6,776	4,268	—	14,666	5,106
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	g) / h)	—	5,341	—	—	7,822	—
Other	a) / d) / k) / g) / h) / l) / p)	—	10,894	2,806	—	10,852	3,801
		46,755	139,514	20,549	9,523	199,998	31,043
Total		46,755	148,814	120,776	9,523	201,021	166,733

Current assets		46,755	148,814	114,715	9,523	201,021	164,249
Non-current assets		—	—	6,061	—	—	2,484

		Balance Sheet - Liabilities
		12.31.18		12.31.17
		Trade accounts		Trade accounts
		payable and		payable and
Companies	Type of transaction	other payables	Other liabilities	other payables	Other liabilities
Parent Companies
SP Telecomunicações Participações	y)	—	21,901	6,656	15,000
Telefónica LatinoAmerica Holding	l)	—	—	86	—
Telefónica	l) / m)	687	1,393	1,205	99,950
		687	23,294	7,947	114,950
Other Group companies
Colombia Telecomunicaciones ESP	k)	1,056	—	471	—
Fundação Telefônica	l)	—	82	—	137
Media Networks Latina America SAC	b)	10,212	—	4,248	—
Media Networks Brasil Soluções Digitais	f)	44,693	318	33,751	318
T.O2 Germany GMBH CO. OHG	k)	5,706	—	5,477	—
Telefónica Venezolana	k)	5,410	—	5,240	—
Telefónica Compras Electrónicas	v)	32,582	—	24,311	—
Telefônica Digital España	o)	43,340	—	46,645	—
Telefônica Factoring do Brasil	l) / s)	—	2,770	—	146
Telefónica Global Technology	e)	28,750	—	15,671	—
Telefônica Inteligência e Segurança Brasil	c) / l)	52,184	27	15,336	27
Telefónica International Wholesale Services Espanha	f) / k)	26,097	—	44,240	8
Telefônica Serviços de Ensino	r)	22,518	—	37,931	—
Telefónica Moviles Argentina	k)	4,160	—	3,865	—
Telefónica Moviles Del Espanha	k)	5,233	—	3,589	—
Telefónica USA (1)	f)	4,411	200	7,425	171
Telxius Cable Brasil	f) / l)	39,662	2,067	44,037	2,068
Telxius Torres Brasil	x)	38,735	1,926	37,718	7,757
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	1,766	—	907	—
Other	k) / h) / l) / u) / w) / aa)	16,310	1,032	12,035	405
		382,825	8,422	342,897	11,037
Total		383,512	31,716	350,844	125,987

Current liabilities		383,512	22,220	350,844	124,749
Non-current liabilities		—	9,496	—	1,238

		Income statement
		2018			2017			2016
			Cost and			Cost and			Cost and
			other			other			other
			expenses			expenses			expenses
		Operating	(revenues)	Financial	Operating	(revenues)	Financial	Operating	(revenues)	Financial
Companies	Type of transaction	revenues	operating	result	revenues	operating	result	revenues	operating	result
Parent Companies
SP Telecomunicações Participações	d)	—	347	—	—	268	—	—	67	—
Telefónica LatinoAmerica Holding	l)	—	16,466	9,077	—	36,523	11,030	—	87,526	4,348
Telefónica	l) / m)	—	(373,690)	(16,680)	—	(331,684)	(996)	—	(319,708)	(9,727)
		—	(356,877)	(7,603)	—	(294,893)	10,034	—	(232,115)	(5,379)
Other Group companies
Colombia Telecomunicaciones ESP	k)	250	(4,280)	(2,145)	349	(10)	604	217	(2,845)	(926)
Companhia AIX de Participações	a) / u)	75	(22,645)	—	36	(22,738)	—	67	(21,316)	—
Fundação Telefônica	t)	—	(12,223)	—	—	(11,395)	—	-	(10,530)	—
Media Networks Brasil Soluções Digitais	a) / d) / f) / p)	2,006	(101,272)	—	601	(57,177)	—	572	(3,451)	—
Media Networks Latina America SAC	b)	—	(34,791)	(1,007)	—	(33,133)	(516)	-	(17,133)	(50)
Telefônica Serviços de Ensino	a) / p) / r)	1,158	(49,130)	—	292	(54,781)	—	2	(47,544)	1,311
T.O2 Germany GMBH CO. OHG	k)	148	(1,975)	—	75	(1,409)	—	45	(4,527)	—
Telefónica Compras Electrónicas	v)	—	(34,534)	—	—	(29,062)	—	—	(42,889)	—
Telefônica Digital España	l) / o)	—	(124,537)	(813)	—	(81,893)	(2,600)	—	(44,872)	(1,262)
Telefônica Factoring do Brasil	a) / d) / l) / s)	2,416	212	2,601	69	828	61	41	200	—
Telefónica Global Technology	e) / l)	—	(36,738)	(4,134)	—	(36,395)	40	—	(28,933)	(756)
Telefônica Inteligência e Segurança Brasil	a) / c) / d) / l) / p)	1,568	(54,210)	—	706	(40,918)	—	1,041	(39,709)	389
Telefónica International Wholesale Services Espanha	f) / j) / k)	53,357	(64,036)	9,771	56,728	(49,960)	(2,564)	72,520	(56,293)	(15,008)
Telefónica Moviles Argentina	k)	5,916	(3,437)	—	3,746	6,147	—	3,072	(9,112)	—
Telefónica Moviles Del Chile	k)	1,293	(3,159)	39	1,586	(2,196)	52	1,074	(1,096)	(80)
Telefónica Moviles Del Espanha	k)	(209)	(4,166)	—	1,048	(1,969)	—	(836)	(2,170)	—
Telefónica USA (1)	f) / j)	1,518	(19,441)	(539)	2,392	(13,202)	(2,185)	2,998	(14,970)	(349)
Telxius Cable Brasil	a) / d) / f) / l) / p)	49,777	(206,095)	(7,896)	15,045	(200,537)	787	17,624	(246,595)	244
Telxius Torres Brasil	d) / l) / p) / x)	3,218	(129,706)	—	—	(107,373)	—	31	(72,460)	1,929
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	—	(2,794)	1,450	—	1,072	(59)	—	—	—
Other	a) / d) / f) / i) / k) / l) / n) / p) / w)	3,547	(23,957)	(283)	7,725	(27,213)	130	18,375	(47,679)	2,367
		126,038	(932,914)	(2,956)	90,398	(763,314)	(6,250)	116,843	(713,924)	(12,191)
Total		126,038	(1,289,791)	(10,559)	90,398	(1,058,207)	3,784	116,843	(946,039)	(17,570)
(1)	Terra Networks Operations values were reclassified in 2017 for better comparability, as a result of its incorporation by Telefónica USA in 2018.